Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment.
Schedule of property plant and equipment

			Assets in	Total Property,
	Land and	Plant and	course of	plant and
	buildings	equipment	construction	equipment
	$m	$m	$m	$m
Cost
At 1 January 2021	5,851	7,738	2,478	16,067
Additions through business combinations (Note 27)	542	339	254	1,135
Capital expenditure	9	31	1,112	1,152
Transfer of assets into use	236	611	(847)	–
Disposals and other movements	(92)	(469)	(200)	(761)
Exchange adjustments	(169)	(347)	(69)	(585)
At 31 December 2021	6,377	7,903	2,728	17,008
Capital expenditure	5	19	1,042	1,066
Transfer of assets into use	226	683	(909)	–
Transfer of Assets held for sale (Note 18)	(434)	(293)	–	(727)
Disposals and other movements	(425)	(146)	28	(543)
Exchange adjustments	(309)	(610)	(236)	(1,155)
At 31 December 2022	5,440	7,556	2,653	15,649
Additions through business combinations (Note 27)	2	10	–	12
Capital expenditure	9	43	1,402	1,454
Transfer of assets into use	959	1,158	(2,117)	–
Disposals and other movements	(6)	(255)	(11)	(272)
Exchange adjustments	65	192	118	375
At 31 December 2023	6,469	8,704	2,045	17,218
Depreciation and impairment
At 1 January 2021	2,826	4,990	–	7,816
Depreciation charge for the year	231	493	–	724
Impairment (reversal)/charge	(1)	121	223	343
Disposals and other movements	(74)	(428)	(223)	(725)
Exchange adjustments	(105)	(228)	–	(333)
At 31 December 2021	2,877	4,948	–	7,825
Depreciation charge for the year	286	566	–	852
Impairment charge/(reversal)	20	8	(28)	–
Transferred to Assets held for sale (Note 18)	(300)	(277)	–	(577)
Disposals and other movements	(227)	(188)	28	(387)
Exchange adjustments	(167)	(404)	–	(571)
At 31 December 2022	2,489	4,653	–	7,142
Depreciation charge for the year	241	492	–	733
Impairment charge	4	4	–	8
Disposals and other movements	(13)	(220)	–	(233)
Exchange adjustments	44	122	–	166
At 31 December 2023	2,765	5,051	–	7,816
Net book value
At 31 December 2021	3,500	2,955	2,728	9,183
At 31 December 2022	2,951	2,903	2,653	8,507
At 31 December 2023	3,704	3,653	2,045	9,402

Schedule of net book value of land and buildings

	2023	2022	2021
	$m	$m	$m
The net book value of land and buildings comprised:
Freeholds	2,976	2,555	2,985
Leaseholds	728	396	515